CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 750,218	$ 122,390
Accounts receivable, net of allowance of $54,000 and $27,000 as of March 31, 2021 and December 31, 2020, respectively	327,790	85,204
Current portion of notes receivable, net of allowance of $41,608 and $125,000 as of March 31, 2021 and December 31, 2020, respectively	350,000	375,000
Inventories, net	371,799
Prepaid expenses and other current assets	744,396	546,970
Assets of discontinued operations	5,551	422,671
Total current assets	2,549,754	1,552,235
Note receivable, net		93,333
Right-of-use operating lease asset	1,836,455
Property and equipment, net	455,222	1,507,327
Investment, held for sale	208,761	250,000
Intangible assets, net	984,375
Goodwill	2,484,200
Assets of discontinued operations		99,109
Total assets	8,518,767	3,502,004
Current liabilities
Accounts payable and accrued expenses	1,513,761	1,221,195
Interest payable	16,790	93,375
Customer deposits	517,931	562,803
Operating lease liability, current	370,800
Accrued stock payable	94,861	80,657
Current portion of notes payable (net of discount)		2,269,977
Related party note payable (net of discount)		60,374
Warrant derivative liability	561,368	4,620,593
Liabilities of discontinued operations	54,641	357,242
Total current liabilities	3,130,152	9,266,216
Operating lease liability, non-current	1,499,280
Long-term notes payable	2,598,965
Related party long-term notes payable (net of discount)	289,579
Total liabilities	7,517,976	9,266,216
Commitments and contingencies (Note 9)
Stockholders' equity
Preferred stock, no par value; 5,000,000 shares authorized; no shares issued and outstanding as of March 31, 2021 and December 31, 2020
Common stock, $0.001 par value; 200,000,000 and 100,000,000 shares authorized; 62,146,515 shares and 60,813,673 shares issued and outstanding on March 31, 2021 and December 31, 2020, respectively	60,813	39,498
Additional paid-in capital	75,891,414	61,468,034
Accumulated deficit	(74,951,436)	(67,271,744)
Total stockholders' equity	1,000,791	(5,764,212)
Total liabilities & stockholders' equity	$ 8,518,767	$ 3,502,004